JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.7%
Aerospace & Defense — 0.5%
AAR Corp.	2,872	49,456
Aerojet Rocketdyne Holdings, Inc.*(a)	4,318	178,117
ManTech International Corp., Class A	1,395	97,064
Moog, Inc., Class A	1,565	84,072
Park Aerospace Corp.	3,290	35,466
RBC Bearings, Inc.*	2,107	257,939

		702,114

Alternative Energy — 1.7%
Arcosa, Inc.	9,903	418,105
Green Plains, Inc.*(a)	29,827	385,663
Plug Power, Inc.*(a)	61,300	472,623
Renewable Energy Group, Inc.*(a)	10,774	297,147
REX American Resources Corp.*	2,967	202,201
SunPower Corp.*(a)	35,351	329,825
TPI Composites, Inc.*	12,306	314,787

		2,420,351

Automobiles & Parts — 0.9%
Cooper Tire & Rubber Co.	14,896	462,670
Dorman Products, Inc.*	5,492	448,971
Gentherm, Inc.*	8,911	345,479

		1,257,120

Banks — 3.2%
1st Source Corp.	752	24,906
Ameris Bancorp	2,238	51,642
Atlantic Union Bankshares Corp.	3,141	70,892
BancFirst Corp.	1,624	70,741
BancorpSouth Bank	3,016	63,125
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,702	70,333
Banner Corp.	1,833	64,943
Brookline Bancorp, Inc.	5,538	53,137
Cadence BanCorp	5,332	41,643
Capital City Bank Group, Inc.(a)	563	10,601
Capitol Federal Financial, Inc.	13,248	127,843
Cathay General Bancorp	2,651	64,101
Columbia Banking System, Inc.	2,976	86,096
Community Bank System, Inc.	4,881	274,459
Community Trust Bancorp, Inc.	1,733	53,047
CVB Financial Corp.	2,834	51,210
Dime Community Bancshares, Inc.	6,156	72,302
First BanCorp (Puerto Rico)	7,323	39,837
First Busey Corp.	363	6,207
First Financial Bancorp	1,977	27,510
First Financial Bankshares, Inc.	4,156	124,348
First Financial Corp.	485	16,214
First Merchants Corp.	794	19,397
First Midwest Bancorp, Inc.	2,476	30,046
Fulton Financial Corp.(a)	6,232	60,450
Glacier Bancorp, Inc.	6,130	216,450
Great Western Bancorp, Inc.	3,154	41,002
Hancock Whitney Corp.	2,641	50,337
Hilltop Holdings, Inc.(a)	6,706	130,566
Home BancShares, Inc.	5,231	85,422
Hope Bancorp, Inc.	7,181	60,536
Houlihan Lokey, Inc.	2,622	143,686
Independent Bank Corp.	712	45,938
Investors Bancorp, Inc.	23,589	191,543
Kearny Financial Corp.	2,898	23,300
NBT Bancorp, Inc.	1,012	30,148
Northwest Bancshares, Inc.	4,200	41,370
OceanFirst Financial Corp.	8,368	128,198
OFG Bancorp (Puerto Rico)	4,932	64,511
Old National Bancorp	16,569	231,800
Renasant Corp.(a)	1,178	27,365
Republic Bancorp, Inc., Class A	1,352	40,857
S&T Bancorp, Inc.	505	10,858
Sandy Spring Bancorp, Inc.	621	14,358
Simmons First National Corp., Class A(a)	4,275	70,922
TrustCo Bank Corp.	6,102	35,331
Trustmark Corp.(a)	7,855	176,895
UMB Financial Corp.	1,693	84,311
United Bankshares, Inc.	8,458	222,615
United Community Banks, Inc.(a)	5,025	90,098
Valley National Bancorp	14,658	109,495
Washington Federal, Inc.	9,425	219,980
WesBanco, Inc.	4,538	89,989
Westamerica BanCorp	2,781	167,861

		4,420,772

Beverages — 0.2%
Coca-Cola Consolidated, Inc.	1,330	305,315

Chemicals — 4.1%
AdvanSix, Inc.*	5,035	62,686
American Vanguard Corp.	7,467	100,506
Avient Corp.	15,498	370,402
Balchem Corp.(a)	3,830	383,996
Ferro Corp.*	11,847	138,492
GCP Applied Technologies, Inc.*	11,610	264,940
HB Fuller Co.	9,642	437,168
Innospec, Inc.	4,845	364,199
Koppers Holdings, Inc.*	10,264	258,345
Kraton Corp.*	16,734	220,052
Kronos Worldwide, Inc.(a)	15,695	176,412
Materion Corp.	6,112	350,951
Minerals Technologies, Inc.	7,780	364,726
Orion Engineered Carbons SA (Luxembourg)	23,087	235,487
Quaker Chemical Corp.(a)	1,510	292,940
Rayonier Advanced Materials, Inc.*	43,580	126,818
Sensient Technologies Corp.	7,504	391,784
Stepan Co.	3,957	432,104
Tredegar Corp.(a)	6,420	101,950
Trinseo SA	12,659	274,700
Tronox Holdings plc, Class A	40,479	308,450

		5,657,108

Construction & Materials — 3.7%
Advanced Drainage Systems, Inc.	3,846	188,454
Aegion Corp.*(a)	3,360	51,811
Alpha Pro Tech Ltd.*(a)	20,476	445,762
Apogee Enterprises, Inc.	4,287	92,556
BMC Stock Holdings, Inc.*	5,002	128,051
Boise Cascade Co.	7,416	345,511
Builders FirstSource, Inc.*	15,607	369,730

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Comfort Systems USA, Inc.	5,020	249,544
EMCOR Group, Inc.	2,626	179,881
Gibraltar Industries, Inc.*	2,390	123,611
GMS, Inc.*	3,433	80,435
Great Lakes Dredge & Dock Corp.*(a)	7,413	61,973
Griffon Corp.(a)	5,194	118,787
Installed Building Products, Inc.*	2,065	163,362
JELD-WEN Holding, Inc.*	3,878	76,009
KBR, Inc.	6,661	148,141
Louisiana-Pacific Corp.	6,092	192,934
Masonite International Corp.*	1,965	165,748
MasTec, Inc.*	3,399	135,212
Mueller Water Products, Inc., Class A	11,813	119,548
Patrick Industries, Inc.	2,425	155,079
PGT Innovations, Inc.*	5,807	99,125
Quanex Building Products Corp.	4,431	62,255
Simpson Manufacturing Co., Inc.	3,428	331,008
Tetra Tech, Inc.	4,521	400,787
TopBuild Corp.*	3,366	444,043
US Concrete, Inc.*	1,586	39,364
Watts Water Technologies, Inc., Class A	2,626	220,295

		5,189,016

Electricity — 2.3%
ALLETE, Inc.	6,017	356,808
Black Hills Corp.	4,363	252,443
Clearway Energy, Inc.	9,764	223,693
Clearway Energy, Inc., Class C	14,226	349,106
MGE Energy, Inc.	4,084	270,892
NorthWestern Corp.	6,023	338,854
Ormat Technologies, Inc.(a)	5,286	314,517
PNM Resources, Inc.	9,094	384,040
Portland General Electric Co.	7,877	347,612
Spark Energy, Inc., Class A(a)	13,376	100,989
Vivint Solar, Inc.*	12,839	261,145

		3,200,099

Electronic & Electrical Equipment — 1.5%
Atkore International Group, Inc.*	5,150	137,350
AZZ, Inc.	3,598	113,625
Badger Meter, Inc.	4,191	262,357
Belden, Inc.	541	17,096
Benchmark Electronics, Inc.	2,501	50,920
Brady Corp., Class A	3,127	143,748
CTS Corp.	1,153	22,898
Daktronics, Inc.	2,392	9,975
Encore Wire Corp.	2,619	131,448
EnerSys	2,200	147,972
ESCO Technologies, Inc.	1,711	147,043
Fabrinet (Thailand)*	3,119	226,533
Methode Electronics, Inc.	2,627	74,081
MTS Systems Corp.	2,103	39,011
Novanta, Inc.*	2,016	209,019
Plexus Corp.*	2,990	222,127
TTM Technologies, Inc.*(a)	4,640	57,118
Veeco Instruments, Inc.*(a)	2,344	31,691
Vishay Intertechnology, Inc.	6,543	102,660

		2,146,672

Financial Services — 1.6%
Artisan Partners Asset Management, Inc., Class A	8,361	302,919
Cannae Holdings, Inc.*(a)	6,183	232,976
Cohen & Steers, Inc.(a)	4,751	285,915
Encore Capital Group, Inc.*(a)	2,578	94,174
Federated Hermes, Inc., Class B	9,856	259,804
NMI Holdings, Inc., Class A*	5,529	85,810
PennyMac Financial Services, Inc.(a)	9,780	471,983
PRA Group, Inc.*	1,881	74,412
Radian Group, Inc.	18,781	280,213
Stewart Information Services Corp.	2,199	92,248

		2,180,454

Fixed Line Telecommunications — 1.1%
8x8, Inc.*	17,921	284,944
Cincinnati Bell, Inc.*	17,339	260,259
Consolidated Communications Holdings, Inc.*	45,316	330,807
GTT Communications, Inc.*(a)	9,250	58,275
IDT Corp., Class B*	16,610	108,131
Vonage Holdings Corp.*	39,873	476,482

		1,518,898

Food & Drug Retailers — 0.5%
Core-Mark Holding Co., Inc.	2,366	62,746
Ingles Markets, Inc., Class A	4,448	179,032
PetMed Express, Inc.(a)	8,073	251,878
SpartanNash Co.	8,816	185,356

		679,012

Food Producers — 2.6%
Andersons, Inc. (The)	1,988	28,269
B&G Foods, Inc.(a)	10,349	299,190
Calavo Growers, Inc.	565	32,640
Darling Ingredients, Inc.*	6,136	171,379
Fresh Del Monte Produce, Inc.	14,371	324,497
Hostess Brands, Inc.*(a)	24,354	308,809
J&J Snack Foods Corp.	2,349	289,232
John B Sanfilippo & Son, Inc.(a)	3,454	304,539
Lancaster Colony Corp.(a)	2,515	398,854
Medifast, Inc.	3,388	566,236
Nature’s Sunshine Products, Inc.*	986	9,377
Sanderson Farms, Inc.	2,547	283,978
Tootsie Roll Industries, Inc.(a)	9,443	299,343
USANA Health Sciences, Inc.*(a)	4,525	367,340

		3,683,683

Forestry & Paper — 1.4%
Clearwater Paper Corp.*(a)	8,276	305,550
Domtar Corp.	12,300	258,177
Neenah, Inc.	5,056	225,548
PH Glatfelter Co.	11,530	183,673
Schweitzer-Mauduit International, Inc.(a)	11,431	371,850
UFP Industries, Inc.	7,621	443,695
Verso Corp., Class A	17,227	210,342

		1,998,835

Gas, Water & Multiutilities — 2.7%
American States Water Co.	4,695	360,952
Avista Corp.	9,042	335,729
Brookfield Infrastructure Corp., Class A (Canada)	1,816	82,882

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
California Water Service Group	5,872	275,221
Chesapeake Utilities Corp.(a)	948	80,097
Evoqua Water Technologies Corp.*	15,934	306,411
Middlesex Water Co.	964	61,754
New Jersey Resources Corp.(a)	9,723	301,996
Northwest Natural Holding Co.	5,903	315,752
ONE Gas, Inc.	4,599	348,144
SJW Group	4,648	290,314
South Jersey Industries, Inc.(a)	13,552	316,168
Southwest Gas Holdings, Inc.	4,452	310,037
Spire, Inc.	5,286	325,935

		3,711,392

General Industrials — 0.5%
Barnes Group, Inc.	2,676	98,664
CSW Industrials, Inc.	1,167	77,944
Enerpac Tool Group Corp.	3,057	57,778
Greif, Inc., Class A	3,118	108,475
Myers Industries, Inc.	2,914	43,885
Otter Tail Corp.	7,049	269,624
TriMas Corp.*	1,748	40,903

		697,273

General Retailers — 6.4%
1-800-Flowers.com, Inc., Class A*	8,946	252,725
Aaron’s, Inc.	5,704	297,635
Abercrombie & Fitch Co., Class A	20,659	198,946
American Eagle Outfitters, Inc.	11,124	111,240
American Public Education, Inc.*	4,089	119,031
America’s Car-Mart, Inc.*	1,815	172,715
Asbury Automotive Group, Inc.*(a)	2,849	285,327
Bed Bath & Beyond, Inc.(a)	23,554	254,854
Big Lots, Inc.	3,892	153,111
BJ’s Wholesale Club Holdings, Inc.*	10,729	429,696
Buckle, Inc. (The)(a)	18,293	293,237
Caleres, Inc.	5,719	36,087
Carriage Services, Inc.	2,483	54,899
Cato Corp. (The), Class A	8,842	63,574
Citi Trends, Inc.	3,960	68,191
Dillard’s, Inc., Class A(a)	5,134	120,906
Express, Inc.*(a)	24,306	24,549
Genesco, Inc.*	6,345	98,665
Group 1 Automotive, Inc.	4,858	408,169
Guess?, Inc.	7,909	81,779
Haverty Furniture Cos., Inc.(a)	7,241	102,967
Hibbett Sports, Inc.*(a)	4,062	94,198
K12, Inc.*	8,191	375,066
Laureate Education, Inc., Class A*(a)	22,139	280,723
Lithia Motors, Inc., Class A	3,196	732,363
Matthews International Corp., Class A	1,275	27,540
Monro, Inc.	973	54,780
Murphy USA, Inc.*	3,322	439,866
ODP Corp. (The)	10,977	242,262
Perdoceo Education Corp.*	14,556	209,606
PriceSmart, Inc.	2,168	141,722
Rent-A-Center, Inc.	15,052	435,304
RH*	897	257,825
Sally Beauty Holdings, Inc.*	19,260	223,609
Shoe Carnival, Inc.(a)	11,240	275,942
SiteOne Landscape Supply, Inc.*	2,703	346,065
Sonic Automotive, Inc., Class A	4,038	153,929
Stamps.com, Inc.*	814	211,868
Strategic Education, Inc.	1,775	224,023
Systemax, Inc.	1,647	36,909
Titan Machinery, Inc.*	1,925	20,915
WW International, Inc.*	2,549	65,713
Zumiez, Inc.*	15,922	367,798

		8,846,329

Health Care Equipment & Services — 7.3%
Accuray, Inc.*	10,047	22,405
Addus HomeCare Corp.*	1,840	177,394
Anika Therapeutics, Inc.*(a)	2,584	94,058
AtriCure, Inc.*	5,363	218,864
Atrion Corp.	101	62,630
Avanos Medical, Inc.*(a)	3,751	115,043
Axogen, Inc.*	2,615	29,733
BioTelemetry, Inc.*	2,723	115,891
Brookdale Senior Living, Inc.*	17,573	48,677
CONMED Corp.(a)	4,193	346,090
CorVel Corp.*	1,147	91,175
Ensign Group, Inc. (The)	6,294	289,461
Fulgent Genetics, Inc.*(a)	5,276	139,023
Healthcare Services Group, Inc.(a)	4,826	126,393
HealthEquity, Inc.*	2,104	108,482
HMS Holdings Corp.*	9,856	320,320
Inogen, Inc.*	627	19,249
Integer Holdings Corp.*	4,303	283,008
Intersect ENT, Inc.*	2,831	48,665
Invacare Corp.(a)	11,262	79,284
iRhythm Technologies, Inc.*	1,256	156,347
Lantheus Holdings, Inc.*	6,523	87,930
LHC Group, Inc.*	2,385	465,337
LivaNova plc*	1,975	91,917
Magellan Health, Inc.*	4,854	360,021
Meridian Bioscience, Inc.*(a)	16,515	404,452
Merit Medical Systems, Inc.*	7,458	333,522
Natus Medical, Inc.*	8,931	165,938
Neogen Corp.*	5,165	396,517
NeoGenomics, Inc.*	13,869	530,212
Nevro Corp.*	2,064	274,429
NuVasive, Inc.*(a)	5,185	296,271
Omnicell, Inc.*(a)	5,252	369,163
Option Care Health, Inc.*	4,297	50,619
OraSure Technologies, Inc.*(a)	17,575	318,986
Orthofix Medical, Inc.*	2,519	77,359
Owens & Minor, Inc.(a)	32,179	517,438
Patterson Cos., Inc.(a)	14,022	372,424
Pennant Group, Inc. (The)*	3,003	75,255
Providence Service Corp. (The)*	1,362	110,336
RadNet, Inc.*	6,957	110,547
Select Medical Holdings Corp.*	15,875	302,260
STAAR Surgical Co.*	6,606	384,403
Surgery Partners, Inc.*(a)	11,739	179,255
Surmodics, Inc.*	3,255	153,929
Tactile Systems Technology, Inc.*	292	11,966
Tenet Healthcare Corp.*	4,182	110,572
Tivity Health, Inc.*(a)	11,135	146,091
US Physical Therapy, Inc.	1,313	109,058
Varex Imaging Corp.*	4,596	72,065
Wright Medical Group NV*	6,375	191,378

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Zynex, Inc.*(a)	13,148	251,390

		10,213,232

Household Goods & Home Construction — 5.0%
ACCO Brands Corp.	25,312	165,034
American Woodmark Corp.*	3,558	286,846
Beazer Homes USA, Inc.*	8,413	94,142
Cavco Industries, Inc.*	480	96,158
Central Garden & Pet Co., Class A*	8,566	296,812
CompX International, Inc.	1,310	18,117
Ethan Allen Interiors, Inc.(a)	17,432	206,395
Hamilton Beach Brands Holding Co., Class A	2,628	39,946
Herman Miller, Inc.	9,959	233,339
HNI Corp.	10,216	303,415
Interface, Inc.	27,089	216,170
KB Home	11,627	391,132
Kimball International, Inc., Class B	6,555	71,712
Knoll, Inc.	14,538	170,240
La-Z-Boy, Inc.	14,093	401,087
LGI Homes, Inc.*(a)	3,976	453,701
M/I Homes, Inc.*	11,122	463,009
MDC Holdings, Inc.	10,842	486,047
Meritage Homes Corp.*	5,533	548,763
National Presto Industries, Inc.	1,437	122,705
Sleep Number Corp.*	7,253	337,265
Steelcase, Inc., Class A	25,527	273,905
Taylor Morrison Home Corp.*	18,803	440,930
TRI Pointe Group, Inc.*	27,006	451,540
WD-40 Co.(a)	2,016	396,245

		6,964,655

Industrial Engineering — 2.1%
Albany International Corp., Class A	3,678	176,838
Astec Industries, Inc.	3,597	160,031
Chart Industries, Inc.*	4,133	283,234
CIRCOR International, Inc.*	1,446	37,914
Columbus McKinnon Corp.	6,780	224,621
EnPro Industries, Inc.	2,505	119,564
Federal Signal Corp.	3,580	110,658
Franklin Electric Co., Inc.(a)	4,377	236,577
GATX Corp.(a)	1,992	121,492
Hillenbrand, Inc.	8,812	257,575
John Bean Technologies Corp.	1,127	105,668
Kennametal, Inc.	3,241	87,377
Meritor, Inc.*	16,019	364,432
Mueller Industries, Inc.	5,276	147,517
Rexnord Corp.	5,457	158,089
Standex International Corp.	1,162	62,225
Tennant Co.	2,130	141,901
Wabash National Corp.(a)	6,736	76,723

		2,872,436

Industrial Metals & Mining — 1.9%
Arconic Corp.*	17,689	288,154
Carpenter Technology Corp.	10,943	244,686
Century Aluminum Co.*	41,041	357,467
Cleveland-Cliffs, Inc.	73,530	380,886
Commercial Metals Co.	22,368	462,570
Haynes International, Inc.(a)	6,020	110,527
Kaiser Aluminum Corp.	4,394	272,208
Olympic Steel, Inc.	3,959	41,886
Schnitzer Steel Industries, Inc., Class A	6,623	121,863
Worthington Industries, Inc.	8,756	327,650

		2,607,897

Industrial Transportation — 1.5%
ArcBest Corp.	3,290	99,983
DHT Holdings, Inc.(a)	42,983	244,143
Echo Global Logistics, Inc.*	3,976	99,658
Forward Air Corp.	2,728	141,829
Frontline Ltd. (Norway)(a)	28,003	224,024
Heartland Express, Inc.	2,516	51,037
Hub Group, Inc., Class A*	3,003	158,859
Matson, Inc.(a)	2,783	101,357
Nordic American Tankers Ltd.(a)	1,938	8,818
Saia, Inc.*	2,100	250,845
Scorpio Tankers, Inc. (Monaco)	1,053	13,921
SEACOR Holdings, Inc.*	5,365	156,014
SFL Corp. Ltd. (Norway)(a)	11,735	97,518
Triton International Ltd. (Bermuda)	8,365	263,247
Werner Enterprises, Inc.	5,575	245,216

		2,156,469

Leisure Goods — 2.4%
Callaway Golf Co.	15,990	304,609
Fox Factory Holding Corp.*	4,304	383,056
Funko, Inc., Class A*(a)	4,438	24,586
LCI Industries	3,891	489,488
Sonos, Inc.*	28,333	453,328
Sturm Ruger & Co., Inc.(a)	5,072	412,709
Universal Electronics, Inc.*	5,619	258,867
Winnebago Industries, Inc.	7,056	426,253
YETI Holdings, Inc.*	10,640	520,190

		3,273,086

Life Insurance — 0.1%
FBL Financial Group, Inc., Class A	1,222	42,501
National Western Life Group, Inc., Class A	204	39,737

		82,238

Media — 0.6%
EW Scripps Co. (The), Class A	2,091	23,796
Gray Television, Inc.*(a)	17,040	244,354
MSG Networks, Inc., Class A*	4,965	47,316
QuinStreet, Inc.*(a)	6,536	76,308
Scholastic Corp.	4,640	111,035
TEGNA, Inc.	21,485	253,093
Yelp, Inc.*	4,542	113,459

		869,361

Mining — 2.5%
Arch Resources, Inc.	7,745	240,250
Coeur Mining, Inc.*	66,609	528,209
Compass Minerals International, Inc.	7,775	396,059
CONSOL Energy, Inc.*(a)	30,633	180,122
Gold Resource Corp.	18,143	79,648
Hecla Mining Co.(a)	115,528	637,715
NACCO Industries, Inc., Class A	1,985	43,352
Novagold Resources, Inc. (Canada)*	40,169	366,341
Peabody Energy Corp.	80,173	250,140
SunCoke Energy, Inc.	57,727	184,149
US Silica Holdings, Inc.(a)	61,433	216,858

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Warrior Met Coal, Inc.	23,365	371,971

		3,494,814

Mobile Telecommunications — 0.6%
Anterix, Inc.*	2,370	103,285
Iridium Communications, Inc.*	15,732	430,899
Shenandoah Telecommunications Co.	7,308	367,373

		901,557

Nonlife Insurance — 1.3%
Argo Group International Holdings Ltd.	878	29,422
Employers Holdings, Inc.	4,940	160,649
Enstar Group Ltd. (Bermuda)*	555	93,212
Essent Group Ltd.	6,777	242,820
Horace Mann Educators Corp.	2,760	103,721
James River Group Holdings Ltd.	2,487	115,198
Kinsale Capital Group, Inc.(a)	1,379	268,767
Mr Cooper Group, Inc.*(a)	9,419	153,812
Protective Insurance Corp., Class B	207	2,649
RLI Corp.(a)	3,598	317,092
Safety Insurance Group, Inc.	1,900	143,773
Selective Insurance Group, Inc.	2,633	143,077
State Auto Financial Corp.	1,510	23,420

		1,797,612

Oil & Gas Producers — 3.4%
Berry Corp.	30,730	144,585
Bonanza Creek Energy, Inc.*	9,911	180,281
Brigham Minerals, Inc., Class A	7,088	78,535
CNX Resources Corp.*(a)	25,155	242,746
Comstock Resources, Inc.*	14,333	76,825
CVR Energy, Inc.(a)	14,565	279,648
Delek US Holdings, Inc.	13,006	227,345
Gulfport Energy Corp.*(a)	112,143	113,264
Kosmos Energy Ltd. (Ghana)(a)	132,542	213,393
Magnolia Oil & Gas Corp., Class A*(a)	29,048	173,707
Matador Resources Co.*	32,587	282,855
Montage Resources Corp.*	10,490	45,002
Oasis Petroleum, Inc.*(a)	20,977	13,425
Ovintiv, Inc.(a)	33,344	323,103
Par Pacific Holdings, Inc.*	16,677	123,577
PBF Energy, Inc., Class A	24,070	208,928
PDC Energy, Inc.*(a)	20,450	291,617
Penn Virginia Corp.*(a)	21,392	211,995
ProPetro Holding Corp.*	29,891	160,515
Range Resources Corp.	42,708	275,894
SM Energy Co.	72,469	213,783
Southwestern Energy Co.*(a)	87,033	211,490
Talos Energy, Inc.*	20,980	142,874
W&T Offshore, Inc.*(a)	70,130	158,494
Whiting Petroleum Corp.*(a)	126,075	98,338
World Fuel Services Corp.	10,053	236,547

		4,728,766

Oil Equipment, Services & Distribution — 2.5%
Archrock, Inc.(a)	40,227	267,912
Cactus, Inc., Class A	15,619	353,302
DMC Global, Inc.(a)	5,539	162,736
Dril-Quip, Inc.*(a)	8,414	280,102
Golar LNG Ltd. (Cameroon)*(a)	994	7,455
Helix Energy Solutions Group, Inc.*(a)	75,940	318,188
Liberty Oilfield Services, Inc., Class A(a)	34,741	196,287
Matrix Service Co.*	12,967	113,526
MRC Global, Inc.*	41,245	245,408
Nabors Industries Ltd.(a)	6,883	291,908
Newpark Resources, Inc.*	24,275	45,880
NexTier Oilfield Solutions, Inc.*(a)	51,532	129,860
NOW, Inc.*	34,288	270,189
Oceaneering International, Inc.*	17,571	98,749
Oil States International, Inc.*(a)	15,133	67,796
Patterson-UTI Energy, Inc.	69,192	268,119
RPC, Inc.*(a)	21,910	65,073
Solaris Oilfield Infrastructure, Inc., Class A(a)	29,950	217,437
Tidewater, Inc.*	3,492	21,720

		3,421,647

Personal Goods — 1.6%
Crocs, Inc.*	13,489	484,795
Deckers Outdoor Corp.*	2,127	445,075
elf Beauty, Inc.*(a)	10,004	178,671
Helen of Troy Ltd.*	2,130	400,973
Inter Parfums, Inc.	1,434	58,636
Movado Group, Inc.(a)	1,958	18,875
Oxford Industries, Inc.(a)	4,713	202,376
Signet Jewelers Ltd.(a)	3,241	34,808
Steven Madden Ltd.	13,038	276,145
Vera Bradley, Inc.*	27,443	120,338

		2,220,692

Pharmaceuticals & Biotechnology — 4.4%
Allogene Therapeutics, Inc.*(a)	4,541	166,518
ANI Pharmaceuticals, Inc.*(a)	3,551	105,145
Arena Pharmaceuticals, Inc.*	5,668	347,959
Arrowhead Pharmaceuticals, Inc.*(a)	6,819	293,694
Castle Biosciences, Inc.*	2,293	88,785
Catalyst Pharmaceuticals, Inc.*	26,107	112,260
Codexis, Inc.*	9,108	107,748
Collegium Pharmaceutical, Inc.*	5,534	87,327
Corcept Therapeutics, Inc.*(a)	16,907	252,760
Dicerna Pharmaceuticals, Inc.*(a)	9,068	194,962
Eagle Pharmaceuticals, Inc.*	1,733	80,394
Emergent BioSolutions, Inc.*	3,090	343,732
Enanta Pharmaceuticals, Inc.*	1,754	80,421
FibroGen, Inc.*	2,732	110,564
Halozyme Therapeutics, Inc.*	5,713	155,336
Heron Therapeutics, Inc.*(a)	4,204	68,483
Heska Corp.*(a)	959	92,275
ImmunoGen, Inc.*	4,816	19,794
Immunovant, Inc.*	4,188	94,691
Innoviva, Inc.*(a)	18,291	247,752
Ironwood Pharmaceuticals, Inc.*	8,703	79,806
Kodiak Sciences, Inc.*(a)	3,769	174,618
Lannett Co., Inc.*	10,392	61,832
Lexicon Pharmaceuticals, Inc.*(a)	6,496	12,602
Ligand Pharmaceuticals, Inc.*(a)	1,047	122,687
Luminex Corp.	9,113	331,713
Mallinckrodt plc*(a)	2,728	6,083
Medpace Holdings, Inc.*	4,146	494,825
Momenta Pharmaceuticals, Inc.*	4,914	144,914
MyoKardia, Inc.*	2,148	193,599

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Myriad Genetics, Inc.*	4,466	53,905
Pacira BioSciences, Inc.*(a)	6,903	363,167
PDL BioPharma, Inc.*	23,798	75,678
PetIQ, Inc.*(a)	3,329	121,475
Prestige Consumer Healthcare, Inc.*	6,081	226,152
PTC Therapeutics, Inc.*	3,398	157,429
Relmada Therapeutics, Inc.*(a)	1,501	54,591
Retrophin, Inc.*(a)	5,584	111,010
Sangamo Therapeutics, Inc.*(a)	3,291	35,642
Supernus Pharmaceuticals, Inc.*	2,735	60,895
Vanda Pharmaceuticals, Inc.*	6,938	69,935
Xencor, Inc.*	2,665	80,190

		6,083,348

Real Estate Investment & Services — 0.1%
Kennedy-Wilson Holdings, Inc.	9,844	146,085
Rafael Holdings, Inc., Class B*	4,486	62,669

		208,754

Real Estate Investment Trusts — 6.9%
Acadia Realty Trust(a)	2,141	25,778
Agree Realty Corp.	4,468	299,222
American Assets Trust, Inc.	6,761	182,547
Anworth Mortgage Asset Corp.	16,902	30,593
Apollo Commercial Real Estate Finance, Inc.(a)	16,510	153,543
Blackstone Mortgage Trust, Inc., Class A	8,838	212,731
Capstead Mortgage Corp.	18,829	115,798
CareTrust REIT, Inc.	12,616	227,340
Community Healthcare Trust, Inc.	1,996	91,277
CoreCivic, Inc.(a)	6,662	59,358
DiamondRock Hospitality Co.	5,299	24,481
EastGroup Properties, Inc.	2,804	371,979
Ellington Financial, Inc.	15,124	177,858
Essential Properties Realty Trust, Inc.(a)	7,989	128,623
Four Corners Property Trust, Inc.	9,358	235,822
Franklin Street Properties Corp.	5,379	28,240
GEO Group, Inc. (The)	3,897	41,425
Global Net Lease, Inc.	14,607	243,207
Granite Point Mortgage Trust, Inc.(a)	6,692	45,439
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	5,907	206,922
Healthcare Realty Trust, Inc.	9,706	284,386
Innovative Industrial Properties, Inc.	3,531	368,036
Invesco Mortgage Capital, Inc.(a)	28,737	88,223
Investors Real Estate Trust	2,963	214,225
iStar, Inc.(a)	23,371	271,337
Kite Realty Group Trust(a)	7,753	76,522
KKR Real Estate Finance Trust, Inc.	12,502	208,158
Ladder Capital Corp.	18,276	142,004
Lexington Realty Trust	39,525	458,490
LTC Properties, Inc.	6,609	245,524
Mack-Cali Realty Corp.	6,541	94,321
MFA Financial, Inc.	151,116	397,435
National Health Investors, Inc.	3,878	240,436
National Storage Affiliates Trust	4,281	131,940
New York Mortgage Trust, Inc.	73,054	191,401
Office Properties Income Trust	2,234	56,185
PennyMac Mortgage Investment Trust	20,356	383,711
Physicians Realty Trust	16,887	304,641
Piedmont Office Realty Trust, Inc., Class A	14,637	237,266
PotlatchDeltic Corp.	2,527	108,181
PS Business Parks, Inc.	1,929	266,106
QTS Realty Trust, Inc., Class A(a)	3,286	236,428
Redwood Trust, Inc.	24,241	172,838
Retail Opportunity Investments Corp.	8,401	91,319
RLJ Lodging Trust	5,471	43,823
RPT Realty	11,587	72,071
Ryman Hospitality Properties, Inc.	1,526	48,863
Sabra Health Care REIT, Inc.	15,788	232,715
Saul Centers, Inc.	1,290	39,616
STAG Industrial, Inc.	10,472	341,387
Summit Hotel Properties, Inc.	5,852	30,313
Terreno Realty Corp.	6,681	405,938
TPG RE Finance Trust, Inc.(a)	5,447	47,280
Urban Edge Properties	899	9,422
Washington	5,259	117,591
Western Asset Mortgage Capital Corp.(a)	23,720	50,049
Xenia Hotels & Resorts, Inc.	4,858	38,670

		9,649,034

Software & Computer Services — 6.9%
Agilysys, Inc.*	4,481	93,922
Alarm.com Holdings, Inc.*	619	43,355
Appfolio, Inc., Class A*(a)	2,433	338,722
Avaya Holdings Corp.*	10,738	135,943
Blackbaud, Inc.	2,408	150,596
Blackline, Inc.*	3,475	308,962
Blucora, Inc.*(a)	7,162	84,440
Bottomline Technologies DE, Inc.*	5,073	244,823
Calix, Inc.*	8,186	167,895
Cerence, Inc.*(a)	8,550	339,093
ChannelAdvisor Corp.*	5,979	121,792
Cogent Communications Holdings, Inc.	5,034	453,614
Computer Programs & Systems, Inc.(a)	3,698	91,267
CSG Systems International, Inc.	6,575	277,005
Ebix, Inc.	3,718	82,000
Envestnet, Inc.*	4,588	372,546
Forrester Research, Inc.*	2,796	98,168
Gogo, Inc.*(a)	9,446	27,488
Inovalon Holdings, Inc., Class A*(a)	6,750	158,827
Intelligent Systems Corp.*(a)	2,616	79,317
j2 Global, Inc.*	3,708	210,318
Limelight Networks, Inc.*(a)	21,732	136,260
Meet Group, Inc. (The)*(a)	43,418	270,494
MicroStrategy, Inc., Class A*	1,468	181,915
Model N, Inc.*(a)	5,804	223,222
NetScout Systems, Inc.*	9,334	237,644
NextGen Healthcare, Inc.*	6,323	92,442
NIC, Inc.	10,645	233,338
OneSpan, Inc.*	9,378	292,031
Perficient, Inc.*	9,343	366,339
Perspecta, Inc.	11,607	248,390
Progress Software Corp.	8,395	292,650
PROS Holdings, Inc.*	5,161	168,403
Q2 Holdings, Inc.*	665	62,543

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Qualys, Inc.*	3,348	413,411
Rosetta Stone, Inc.*	1,802	48,239
SailPoint Technologies Holding, Inc.*	11,234	353,871
Shutterstock, Inc.	6,737	366,089
Simulations Plus, Inc.	1,565	110,176
SPS Commerce, Inc.*	5,636	423,658
Unisys Corp.*(a)	11,817	140,504
Varonis Systems, Inc.*	2,519	272,934
Verint Systems, Inc.*	5,336	239,533
VirnetX Holding Corp.(a)	14,291	73,884
Virtusa Corp.*	3,260	132,356
Workiva, Inc.*	5,379	300,686

		9,561,105

Support Services — 2.8%
ABM Industries, Inc.	4,614	165,643
ACI Worldwide, Inc.*	13,015	348,672
AMN Healthcare Services, Inc.*	1,914	105,155
Applied Industrial Technologies, Inc.	6,624	418,107
ASGN, Inc.*	2,796	191,414
Cimpress plc (Ireland)*	1,074	107,400
Covanta Holding Corp.	448	4,408
CRA International, Inc.	2,231	93,189
Deluxe Corp.	2,134	60,243
DXP Enterprises, Inc.*	949	16,019
EVERTEC, Inc. (Puerto Rico)	5,054	156,927
ExlService Holdings, Inc.*	2,124	136,063
Exponent, Inc.	2,200	184,932
Heidrick & Struggles International, Inc.	1,145	23,163
Huron Consulting Group, Inc.*(a)	1,472	70,244
Insperity, Inc.	1,529	102,229
Kaman Corp.	3,922	154,880
Kelly Services, Inc., Class A	1,787	26,465
Korn Ferry	2,065	58,026
Lawson Products, Inc.*	1,428	42,669
LB Foster Co., Class A*	788	11,079
MAXIMUS, Inc.	5,361	397,840
McGrath RentCorp	2,642	153,289
Resources Connection, Inc.	2,689	30,386
Sykes Enterprises, Inc.*	1,656	45,474
Team, Inc.*	1,830	7,228
TriNet Group, Inc.*	2,825	186,450
TrueBlue, Inc.*	1,162	17,930
TTEC Holdings, Inc.	3,972	188,511
UniFirst Corp.	2,071	386,200

		3,890,235

Technology Hardware & Equipment — 6.5%
Acacia Communications, Inc.*	5,698	387,350
ADTRAN, Inc.	11,425	141,899
Advanced Energy Industries, Inc.*	3,848	283,097
Amkor Technology, Inc.*	24,164	328,510
Axcelis Technologies, Inc.*	9,457	278,225
Brooks Automation, Inc.	6,436	350,440
Cabot Microelectronics Corp.	2,670	402,422
CEVA, Inc.*	4,928	198,106
Cohu, Inc.	5,376	101,230
Comtech Telecommunications Corp.	9,607	157,747
Diodes, Inc.*(a)	7,896	406,249
DSP Group, Inc.*	6,490	96,377
FormFactor, Inc.*	10,186	293,764
Harmonic, Inc.*(a)	13,663	76,240
Ichor Holdings Ltd.*	11,219	368,208
Insight Enterprises, Inc.*	6,264	312,198
InterDigital, Inc.	4,664	279,933
Lattice Semiconductor Corp.*	15,478	481,211
Loral Space & Communications, Inc.	965	17,534
MaxLinear, Inc.*	8,367	212,103
NeoPhotonics Corp.*	25,849	235,484
NETGEAR, Inc.*	3,851	118,418
Onto Innovation, Inc.*	6,542	247,418
PC Connection, Inc.(a)	4,110	179,607
Photronics, Inc.*	14,946	177,558
Pitney Bowes, Inc.(a)	18,979	63,390
Power Integrations, Inc.	2,734	333,630
Rambus, Inc.*	16,489	243,378
Ribbon Communications, Inc.*	1,005	4,422
ScanSource, Inc.*	4,746	108,921
Semtech Corp.*	4,845	270,012
Silicon Laboratories, Inc.*	2,762	277,609
SMART Global Holdings, Inc.*(a)	5,196	144,916
Super Micro Computer, Inc.*	4,326	131,099
Synaptics, Inc.*(a)	4,086	326,962
Ultra Clean Holdings, Inc.*(a)	12,325	370,859
Viavi Solutions, Inc.*	25,426	351,642
Xperi Holding Corp.	18,618	343,316

		9,101,484

Tobacco — 0.5%
Universal Corp.	7,872	331,883
Vector Group Ltd.(a)	33,545	295,867

		627,750

Travel & Leisure — 2.9%
Allegiant Travel Co.	954	106,877
AMC Entertainment Holdings, Inc., Class A(a)	4,154	16,782
Biglari Holdings, Inc., Class B*	132	8,571
BJ’s Restaurants, Inc.	3,069	61,564
Bloomin’ Brands, Inc.	17,314	199,457
Boyd Gaming Corp.	7,510	177,762
Brinker International, Inc.	5,352	143,915
Cheesecake Factory, Inc. (The)(a)	7,052	169,248
Churchill Downs, Inc.	2,919	404,340
Chuy’s Holdings, Inc.*(a)	2,781	44,246
Cracker Barrel Old Country Store, Inc.	1,943	214,643
Dave & Buster’s Entertainment, Inc.(a)	5,807	71,658
Dine Brands Global, Inc.(a)	3,051	138,607
El Pollo Loco Holdings, Inc.*(a)	7,863	155,373
IMAX Corp.*	5,710	64,466
Jack in the Box, Inc.(a)	3,634	298,388
Marcus Corp. (The)	4,343	59,977
Marriott Vacations Worldwide Corp.	2,585	218,846
Noodles & Co.*(a)	2,951	20,509
Penn National Gaming, Inc.*(a)	9,564	323,741
Ruth’s Hospitality Group, Inc.	7,628	51,069
Shake Shack, Inc., Class A*(a)	3,102	150,602
SkyWest, Inc.	4,779	125,736
Texas Roadhouse, Inc.	5,505	309,326

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Wingstop, Inc.(a)	3,166	494,688

		4,030,391

TOTAL COMMON STOCKS (Cost $155,852,730)		137,371,006

PREFERRED STOCKS — 0.0%(b)
Electronic & Electrical Equipment — 0.0%(b)
WESCO International, Inc.,
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 10.33%), 10.63%, 6/22/2025(c)(d) (Cost $53)	2	54

	No. of Rights
RIGHTS — 0.0%
Media — 0.0%
Media General, Inc., CVR*‡	1,533	—

Pharmaceuticals & Biotechnology — 0.0%
Achillion Pharmaceuticals, Inc., CVR*‡	12,757	—

TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENTS — 15.7%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(e)(f) (Cost $55,259)	55,259	55,259

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 15.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(e)(f)	18,995,198	19,000,897
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(e)(f)	2,805,887	2,805,887

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $21,807,084)		21,806,784

TOTAL SHORT-TERM INVESTMENTS (Cost $21,862,343)		21,862,043

Total Investments — 114.4% (Cost $177,715,126)		159,233,103
Liabilities in Excess of Other Assets — (14.4%)		(20,057,075)

Net Assets — 100.0%		139,176,028

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $20,721,076.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2020.
(d)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	25	09/2020	USD	1,848,250	(4,328)

Abbreviations

USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$137,371,006	$—	$—		$137,371,006
Preferred Stocks	54	—	—		54
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	55,259	—	—		55,259
Investment of cash collateral from securities loaned	21,806,784	—	—		21,806,784

Total Short-Term Investments	21,862,043	—	—		21,862,043

Total Investments in Securities	$159,233,103	$—	$—	(a)	$159,233,103

Depreciation in Other Financial Instruments
Futures Contracts	$(4,328)	$—	$—		$(4,328)

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$19,001,700	$53,000,000	$52,999,999	$(4)	$(800)	$19,000,897	18,995,198	$174,932	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	7,634,136	108,678,500	113,506,749	—	—	2,805,887	2,805,887	46,729	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	440,610	6,481,789	6,867,140	—	—	55,259	55,259	2,378	—

Total	$27,076,446	$168,160,289	$173,373,888	$(4)	$(800)	$21,862,043		$224,039	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.